Note 26 - Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of liquidity risk [text block]
		Later than
		1 year and		Total	Carrying
	Less than	not later	Later than	undiscounted	amount as of
	1 year	than 5 years	5 years	cash flow	December 31, 2025
December 31, 2025
Accrued compensation and benefits	$20,363	$—	$—	$20,363	$20,363
Accrued expenses	10,569	—	—	10,569	10,569
Other payables	2,580	—	—	2,580	2,580
Lease liabilities	8,655	19,717	838	29,209	19,902
Digital assets loan payable	623	5,465	—	6,088	5,601
Borrowings from related parties	34,774	563,464	—	598,239	505,600
Borrowings	50,456	—	—	50,456	49,982
Customer segregated cash liabilities	20,044	—	—	20,044	20,044
Amounts due to related parties	807	—	—	807	807
Loan interest payable to the related party	8,764	—	—	8,764	8,764
Options reward program liability	—	3,000	—	3,000	3,000
	$157,635	$591,646	$838	$750,119	$647,212
		Later than
		1 year and		Total	Carrying
	Less than	not later	Later than	undiscounted	amount as of
	1 year	than 5 years	5 years	cash flow	December 31, 2024
December 31, 2024
Accrued compensation and benefits	$16,072	$—	$—	$16,072	$16,072
Accrued expenses	8,153	—	—	8,153	8,153
Other payables	5,148	—	—	5,148	3,443
Lease liabilities	6,180	13,455	616	20,251	15,002
Digital assets loan payable	1,134	22,564	—	23,698	20,613
Borrowings	60,059	598,184	—	658,243	507,450
Convertible redeemable preference shares(i)	—	47,879	—	47,879	47,879
Customer segregated cash liabilities	6,382	—	—	6,382	6,382
Amounts due to related parties	1,780	—	—	1,780	1,780
Loan interest payable to the related party	8,764	—	—	8,764	8,764
Options reward program liability	—	—	—	—	—
	$113,672	$682,082	$616	$796,370	$637,243

Details of fair value estimation [text block]
	Level 1	Level 2	Level 3	Total
As of December 31, 2025
Assets
Investments in financial assets	$358,184	$17,275	$28,685	$404,144
Digital assets held - inventories	206,178	—	—	206,178
Digital assets held - intangible assets	1,537,071	—	—	1,537,071
Digital assets held - financial assets	1,037,915	—	—	1,037,915
Loan and other receivables - digital assets	—	446,481	—	446,481
	$3,139,348	$463,756	$28,685	$3,631,789

Liabilities
Borrowings from related parties	$—	$—	$505,600	$505,600
Digital assets loan payable - current and non-current	—	—	5,601	5,601
	$—	$—	$511,201	$511,201
	Level 1	Level 2	Level 3	Total
As of December 31, 2024
Assets
Investments in financial assets	$—	$86,173	$—	$86,173
Digital assets held - inventories	573,876	—	—	573,876
Digital assets held - intangible assets	1,878,268	—	—	1,878,268
Digital assets held - financial assets	132,649	—	—	132,649
Loan and other receivables - digital assets	—	166,388	—	166,388
	$2,584,793	$252,561	$—	$2,837,354

Liabilities
Borrowings from related parties	$—	$—	$482,450	$482,450
Digital assets loan payable	—	20,613	—	20,613
	$—	$20,613	$482,450	$503,063

Disclosure of activity of investments in financial assets [text block]
	Beginning Balance January 1, 2025	Realized Gains (Losses)	Unrealized Gains (Losses)	Purchases	Sales	Transfers into Level 3	Transfers Out of Level 3	Ending Balance December 31, 2025	Change in Unrealized Gains (Losses) for the Period for Investments Still Held at December 31, 2025
Investments in Financial Assets, at fair value
Equity Investments	-	-	3	23,345	-	-	-	23,348	-
Fund Investments	-	-	3	5,237	-	100	-	5,340	-
Total investments in Financial Assets	$-	$-	$6	$28,582	$-	$100	$-	$28,688	$-
Financial Liabilities, at fair value
Borrowings	482,450	-	23,150	-	-	-	-	505,600	-
Digital assets loan payable	-	-	-	-	-	5,601	-	5,601	-
Total Financial Liabilities	$482,450	$-	$23,150	$-	$-	$5,601	$-	$511,201	$-

Reconciliation of level 3 liabilities [text block]
As of December 31, 2023	$422,750
Fair value change attributable to changes in credit risk	16,350
Change in fair value of financial liability at FVTPL	43,350
As of December 31, 2024	$482,450
Fair value change attributable to changes in credit risk	3,050
Change in fair value of financial liability at FVTPL	20,100
As of December 31, 2025	$505,600